Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Commitments and Contingencies [Abstract]
Long-term contracts, contract price	$ 75,824	$ 60,573	$ 5,153
Long-term contracts, commitments amount	38,579	40,814	3,760
Letter of credit	960
Security deposit	1,212	1,230
Operating leases, rent expense, net	2,508	2,189
Contractual obligation	$ 172,986	$ 193,446	$ 89,179
Lease expiration period	The lease arrangement will expire gradually from 2019 to 2024.